EQUITY ACCOUNTED INVESTMENTS - Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about investment property [line items]
Revenue	$ 1,802	$ 2,423	$ 3,551	$ 4,743
Expenses	2,057	2,768	4,062	5,475
(Loss) income from equity accounted investments	192	111	418	243
Net loss	(46)	(789)	(175)	(1,498)
Total for all joint ventures | Total for all associates
Disclosure of detailed information about investment property [line items]
Revenue	1,396	1,282	2,726	2,607
Expenses	1,204	1,102	2,333	2,210
(Loss) income from equity accounted investments	171	(5)	242	32
Income before fair value gains, net	363	175	635	429
Fair value gains, net	105	509	554	528
Net loss	$ 468	$ 684	$ 1,189	$ 957